Subsequent Event (Details) - USD ($)	1 Months Ended	6 Months Ended
	Jan. 31, 2025	Dec. 31, 2024
Subsequent Event [Line Items]
Accounts receivable from customers collected (in Dollars)		$ 6,495,836
Accounts receivable percentage		70.50%
Restricted shares [Member]
Subsequent Event [Line Items]
Restricted shares		166,000
Maximum [Member] | Subsequent Event [Member] | Restricted shares [Member]
Subsequent Event [Line Items]
Restricted shares	72,000
Minimum [Member] | Subsequent Event [Member] | Restricted shares [Member]
Subsequent Event [Line Items]
Restricted shares	60,000